Note 11 - Income Taxes	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
11.	Income taxes

The effective tax rate on the Company’s net loss differs from the expected amount that would arise using the statutory income tax rates. A reconciliation of the difference is as follows:

	2018	2017	2016
Loss before income taxes	$(57,160,481)	$(114,811,428))	$(57,365,525)
Statutory income tax rate	26.7%	26.8%	26.9%
Computed income tax recovery	(15,261,848)	(30,769,463)	(15,431,326)

Adjustment in income taxes resulting from:
Unrecorded potential tax benefits	14,420,791	9,434,421	5,165,985
Decrease in deferred tax assets resulting from a reduction in tax rate	108,306	106,805	217,675
Income taxable at a different foreign tax rate	34,550	115,247	43,494
Accounting charges not deducted for tax and other	1,664,052	21,756,755	10,150,626
Current income tax expense	$965,851	$643,765	$146,454

The Company’s applicable statutory tax rate is the Canadian combined rate applicable in the jurisdictions in which the Company operates. The Company’s statutory income tax rate decreased from
26.8%
to
26.7%
as a result of a provincial decrease in income tax rates from
2017
to
2018
and from
26.9%
to
26.8%
from
2016
to
2017.

The income tax effect of temporary differences that give rise to net deferred tax assets and deferred tax liabilities is presented below.

	2018	2017	2016
Deferred tax assets
Net operating loss carryforwards	$35,883,150	$21,923,593	$12,938,264
Unused research and development expenditures	2,766,408	1,807,596	1,178,910
Financing costs	1,896,242	2,470,787	17,201
Costs relating to patents and others	119,314	139,380	118,564
Property and equipment	442,866	258,423	174,725
	41,107,980	26,599,779	14,427,664
Deferred tax liabilities
Property and equipment	-	-	(3,209)
Net deferred income tax assets	41,107,980	26,599,779	14,424,455
Unrecorded deferred income tax assets	(41,107,980)	(26,599,779)	(14,424,455)
	$-	$-	$-

As at
December 31, 2018,
the Company had the following loss carryforwards and unclaimed deductions and credits available for carryforward. Investment tax credits, orphan drug tax credits, loss carryforwards and scientific research and experimental development expenditure amounts are based on management estimates and are subject to verification by taxation authorities. Accordingly, these amounts may
vary significantly.

	Provincial	Federal
Research and development expenditures, without time limitation	$11,322,445	$9,762,179

Losses carried forward, expiring
2029	$39,492	$39,508
2030	153,102	153,353
2031	88,677	89,381
2032	77,368	92,095
2033	2,631,911	2,722,029
2034	7,902,544	8,103,485
2035	18,705,985	18,980,654
2036	18,711,295	19,046,349
2037	33,829,690	33,978,229
2038	52,370,269	52,905,565
	$134,510,333	$136,110,648

Unused tax credits, expiring
2033		$76,818
2034		260,594
2035		203,856
2036		154,272
2037		354,563
2038		654,025
		$1,704,128

US Federal
Orphan drug tax credits, expiring
2037	$900,109
2038	3,075,708
$3,975,817

State
Massachusetts R&D tax credits, expiring
2038	$1,080,814